UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place,4th Fl.
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:    August 31,
Date of reporting period: August 31, 2007

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

CitiSM
Institutional Enhanced
Income Fund

ANNUAL REPORT

AUGUST 31, 2007

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

	CitiSM Institutional Enhanced Income Fund

Annual Report • August 31, 2007

What’s Inside	Letter from the Chairman	I

	Fund Overview	1

	Portfolio at a Glance – Institutional Enhanced Portfolio	2

	Fund Expenses	3

	CitiSM Institutional Enhanced Income Fund

	Statement of Assets and Liabilities	5

	Statement of Operations	6

	Statements of Changes in Net Assets	7

	Financial Highlights	8

	Notes to Financial Statements	9

Fund Objective
To provide its shareholders
with a higher level of
income than a money
market fund and greater
principal safety and
stability than a portfolio
investing in intermediate
and long-term fixed-income
securities.

	Report of Independent Registered Public Accounting Firm	16

	Additional Information	17

	Important Tax Information	23

	Institutional Enhanced Portfolio

	Schedule of Investments	24

	Statement of Assets and Liabilities	27

	Statement of Operations	28

	Statements of Changes in Net Assets	29

	Financial Highlights	30

	Notes to Financial Statements	31

	Report of Independent Registered Public Accounting Firm	37

	Additional Information	38

“Citi” is a service mark of Citigroup, licensed for use by Legg Mason as the name of funds. Legg Mason and its affiliates, as well as the Fund’s investment manager, are not affiliated with Citigroup. Investments in the Fund referenced herein are not bank deposits or obligations of Citibank.

Letter from the Chairman

R. JAY GERKEN, CFA
Chairman, President and
Chief Executive Officer

Dear Shareholder,

The U.S. economy produced mixed results during the 12-month reporting period ended August 31, 2007. After a 1.1% advance in the third quarter of 2006, U.S. gross domestic product (“GDP”)i expanded 2.1% in the fourth quarter. In the first quarter of 2007, GDP growth was a mere 0.6%, according to the U.S. Commerce Department. This was the lowest growth rate since the fourth quarter of 2002. The economy then rebounded, as second quarter 2007 GDP growth was a solid 3.8%. Given the modest increase earlier in the year, this higher growth rate was not unexpected.

          Abrupt tightening in the credit markets and economic strains late in the fiscal year prompted action by the Federal Reserve Board (“Fed”)ii. The Fed initially responded by lowering the discount rate—the rate the Fed uses for loans it makes directly to banks—from 6.25% to 5.75% in mid-August 2007. Then, at its meeting on September 18, 2007, after the close of the reporting period, the Fed reduced the federal funds rateiii from 5.25% to 4.75% and the discount rate to 5.25%. This marked the first reduction in the federal funds rate since June 2003. In its statement accompanying the September 2007 meeting, the Fed stated: “Economic growth was moderate during the first half of the year, but the tightening of credit conditions has the potential to intensify the housing correction and to restrain economic growth more generally. Today’s action is intended to help forestall some of the adverse effects on the broader economy that might otherwise arise from the disruptions in financial markets and to promote moderate growth over time.”

          During the 12-month reporting period, both short- and long-term Treasury yields experienced periods of significant volatility. Yields fluctuated early in the period, given mixed economic data and shifting expectations regarding the Fed’s future monetary policy. Then, after falling during the first three months of 2007, yields moved steadily higher during much of the second quarter of the year. This was due, in part, to inflationary fears, a solid job market and expectations

CitiSM Institutional Enhanced Income Fund	I

that the Fed would not be cutting short-term rates in the foreseeable future. During the remainder of the reporting period, the U.S. fixed income markets were extremely volatile, which negatively impacted market liquidity conditions. Initially, the concern on the part of market participants was limited to the subprime segment of the mortgage-backed market. These concerns broadened, however, to include a wide range of financial institutions and markets. As a result, other fixed income instruments also experienced increased price volatility. This turmoil triggered a significant “flight to quality,” causing Treasury yields to move sharply lower (and their prices higher), while riskier segments of the market saw their yields move higher (and their prices lower). Overall, during the 12 months ended August 31, 2007, two-year Treasury yields moved from 4.79% to 4.15%. Over the same period, 10-year Treasury yields fell from 4.74% to 4.54%.

          Please read on for a more detailed look at prevailing economic and market conditions during the Fund’s fiscal year and to learn how those conditions have affected Fund performance.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

          Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

II	CitiSM Institutional Enhanced Income Fund

          As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

September 28, 2007

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

CitiSM Institutional Enhanced Income Fund	III

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Fund Overview

Q. What were the overall market conditions during the Fund’s reporting period?

A. Over the period, inflation measures showed encouraging signs of moderation while economic growth continued at a sub-trend, but healthy clip. An outright seizure in lending markets ultimately convinced investors that looser monetary conditions are the only plausible way forward, despite the insistence by the Federal Reserve Board (“Fed”)i that inflation risks remain the predominant concern. Core Personal Consumption Expenditures (“PCE”) inflation fell from its peak at the beginning of the period and back to within the Fed’s comfort zone for the first time in more than three years. Employment growth continued to support consumer spending, though retail sales and durable goods orders did moderate.

Q. What were the most significant factors affecting Fund performance?

A. Credit spreads narrowed during the first half of the period but widened dramatically in the final months. Rising uncertainty over the degree of subprime losses forced swap spreads higher and had a negative effect on mortgage-backed securities. Our exposure to structured product remained our primary sector strategy, but rising risk premiums combined with a spike in volatility and the Fund’s size had a negative impact on performance.

Q. Were there any significant changes to the Fund during the reporting period?

A. There were no significant changes to the Fund during the fiscal year.

          The Fund invests in securities through an underlying mutual fund, Institutional Enhanced Portfolio.

Total Annual Operating Expenses (unaudited)
As of the Fund’s most current prospectus dated December 31, 2006, the gross total operating expenses for Class I shares were 0.72%.

          Thank you for your investment in CitiSM Institutional Enhanced Income Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Western Asset Management Company

September 18, 2007

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. These risks are magnified in emerging or developing markets. Please see the Fund’s prospectus for more information on these and other risks.

[i]

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

CitiSM Institutional Enhanced Income Fund 2007 Annual Report	1

Portfolio at a Glance (unaudited)

Institutional Enhanced Portfolio

Investment Breakdown

As a Percent of Total Investments
Asset-Backed Securities
42.2%
Collateralized Mortgage Obligations
37.8%
Corporate Bond & Note
9.5%
Commercial Paper
7.6%
Time Deposit
2.9%
0.0%
10.0%
20.0%
30.0%
40.0%
50.0%
August 31, 2007

2	CitiSM Institutional Enhanced Income Fund 2007 Annual Report

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          This example is based on an investment of $1,000 invested on August 23, 2007 and held for the period ended August 31, 2007.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)

CitiSM Institutional Enhanced Income Fund Class I	(0.37)%	$1,000.00	$996.30	0.05%	$0.01

(1)	For the period August 23, 2007 (recommencement of operations) to August 31, 2007.

(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

CitiSM Institutional Enhanced Income Fund 2007 Annual Report	3

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

          Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)

CitiSM Institutional Enhanced Income Fund Class I	5.00%	$1,000.00	$1,001.08	0.05%	$0.01

(1)	For the period August 23, 2007 (recommencement of operations) to August 31, 2007.

(2)

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

4	CitiSM Institutional Enhanced Income Fund 2007 Annual Report

Statement of Assets and Liabilities (August 31, 2007)

ASSETS:
Investment in Institutional Enhanced Portfolio, at value	$999,839
Receivable from investment manager	41,407
Prepaid expenses	1,544

Total Assets	1,042,790

LIABILITIES:
Distributions payable	1,256
Trustees’ fees payable	1,099
Accrued expenses	45,064

Total Liabilities	47,419

Total Net Assets	$995,371

NET ASSETS:
Par value (Note 3)	$5
Paid-in capital in excess of par value	1,192,787
Accumulated net realized loss on investments	(286,474)
Net unrealized appreciation on investments	89,053

Total Net Assets	$995,371

Shares Outstanding	500,000

Net Asset Value	$1.99

See Notes to Financial Statements.

CitiSM Institutional Enhanced Income Fund 2007 Annual Report	5

Statement of Operations (For the year ended August 31, 2007*)

INVESTMENT INCOME:
Income from Institutional Enhanced Portfolio	$299,434
Allocated net expenses from Institutional Enhanced Portfolio	(2,800)

Total Investment Income	296,634

EXPENSES:
Registration fees	49,705
Shareholder reports	32,118
Audit and tax	16,750
Legal fees	7,933
Distribution fees	5,526
Investment management fee (Note 2)	2,763
Restructuring and reorganization fees (Note 7)	2,309
Transfer agent fees (Note 2)	411
Trustees’ fees (Notes 2 and 7)	305
Miscellaneous expenses	17,209

Total Expenses	135,029
Less: Fee waivers and/or expense reimbursements (Notes 2 and 7)	(132,720)

Net Expenses	2,309

Net Investment Income	294,325

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
FROM INSTITUTIONAL ENHANCED PORTFOLIO:
Net Realized Loss	(2,699)
Change in Net Unrealized Appreciation/Depreciation	(3,111)

Net Loss on Investments From Institutional Enhanced Portfolio	(5,810)

Increase in Net Assets From Operations	$288,515

*	On January 19, 2007, the entire Fund was redeemed and on August 23, 2007, the Fund recommenced operations.

See Notes to Financial Statements.

6	CitiSM Institutional Enhanced Income Fund 2007 Annual Report

Statements of Changes in Net Assets (For the years ended August 31,)

	2007*	2006

OPERATIONS:
Net investment income	$294,325	$2,544,635
Net realized loss	(2,699)	(282,685)
Change in net unrealized appreciation/depreciation	(3,111)	149,987

Increase in Net Assets From Operations	288,515	2,411,937

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 4):
Net investment income	(296,634)	(2,544,635)
Net realized gains	—	(4,954)

Decrease in Net Assets From Distributions to Shareholders	(296,634)	(2,549,589)

FUND SHARE TRANSACTIONS (NOTE 3):
Net proceeds from sale of shares	1,011,346	20,023,632
Reinvestment of distributions	243,456	2,541,108
Cost of shares repurchased	(33,177,791)	(61,978,470)

Decrease in Net Assets From Fund Share Transactions	(31,922,989)	(39,413,730)

Decrease in Net Assets	(31,931,108)	(39,551,382)

NET ASSETS:
Beginning of year	32,926,479	72,477,861

End of year	$995,371	$32,926,479

*	On January 19, 2007, the entire Fund was redeemed and on August 23, 2007, the Fund recommenced operations.

See Notes to Financial Statements.

CitiSM Institutional Enhanced Income Fund 2007 Annual Report	7

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

	2007††(1)		2007†(1)		2006		2005(2)

Net Asset Value, Beginning of Year	$2.00		$1.99		$2.00		$2.00

Income (Loss) From Operations:
Net investment income	0.00	(3)	0.04		0.09		0.05
Net realized loss	(0.01)		(0.07)		(0.01)		(0.00	)(3)

Total Income (Loss) From Operations	(0.01)		(0.03)		0.08		0.05

Less Distributions From:
Net investment income	(0.00	)(3)	(0.04)		(0.09)		(0.05)
Net realized gains	—		(0.00	)(3)	(0.00	)(3)	(0.00	)(3)

Total Distributions	(0.00	)(3)	(0.04)		(0.09)		(0.05)

Net Asset Value, End of Year	$1.99		$1.92		$1.99		$2.00

Total Return(4)	(0.37)%		(1.44)%		4.07%		2.65%

Net Assets, End of Year (000s)	$995		$0		$32,926		$72,478

Ratios to Average Net Assets:
Gross expenses(5)	131.14	%(7)	2.07	%(6)(7)	0.72%		0.58	%(7)
Net expenses(5)(8)(9)	0.05	(7)	0.09	(6)(7)	0.05		0.05	(7)
Net investment income	5.75	(7)	5.32	(7)	4.34		2.86	(7)

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the period September 23, 2004 (commencement of operations) to August 31, 2005.

(3)	Amount represents less than $0.01 per share.

(4)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(5)	Includes the Fund’s share of Institutional Enhanced Portfolio’s allocated expenses.

(6)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 2.02% and 0.05%, respectively.

(7)	Annualized.

(8)	Reflects fee waivers and/or expense reimbursements.

(9)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets will not exceed 0.05%.

†	For the period September 1, 2006 to January 19, 2007.

††	For the period August 23, 2007 (recommencement of operations) to August 31, 2007.

See Notes to Financial Statements.

8	CitiSM Institutional Enhanced Income Fund 2007 Annual Report

Notes to Financial Statements

1. Organization and Significant Accounting Policies

CitiSM Institutional Enhanced Income Fund (the “Fund”) is a separate diversified series of Legg Mason Partners Institutional Trust (the “Trust”), a Maryland business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 16, 2007, the Fund was a separate diversified series of CitiFunds Institutional Trust, a Massachusetts business trust registered under the 1940 Act as an open-end management investment company. The Fund invests all of its investable assets in Institutional Enhanced Portfolio (the “Portfolio”), a series of Master Portfolio Trust, a management investment company that has the same investment objectives as the Fund.

          The financial statements of the Portfolio, including the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

          The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

          (a) Investment Valuation. The Fund records its investment in the Portfolio at value. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest (1.9% at August 31, 2007) in the net assets of the Portfolio. Valuation of securities held by the portfolio is discussed in Note 1(a) of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

          (b) Investment Income. The Fund earns income, net of Portfolio expense, daily based on its investment in the Portfolio.

          (c) Expenses. The Fund bears all costs of its operations other than expenses specifically assumed by the manager. Expenses incurred by the Trust with respect to any two or more funds in the series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund’s share of the Portfolio’s expenses is charged against and reduces the amount of the Fund’s investment in the Portfolio.

          (d) Method of Allocation. All the net investment income and net realized gain (loss) of the Portfolio are allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio, if any, at the time of such determination.

          (e) Distributions to Shareholders. Distributions from net investment income and net realized gain on the shares of the Fund are declared as of 4:00 p.m. Eastern Standard Time, each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

          (f) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders

CitiSM Institutional Enhanced Income Fund 2007 Annual Report	9

Notes to Financial Statements (continued)

each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

          (g) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. During the current year, the following reclassifications have been made:

	Overdistributed Net Investment Income	Paid-in Capital

(a)	$2,309	$(2,309)

(a)	Reclassifications are primarily due to differences in the treatment of various items.

2. Investment Management Agreement and Other Transactions with Affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s and the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s and the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

          Under the investment management agreements, the Fund and the Portfolio pay an investment management fee, calculated daily and paid monthly, at an annual rate of 0.05% and 0.10%, respectively, of the Fund’s and the Portfolio’s average daily net assets.

          LMPFA provides administrative and certain oversight services to the Fund. LMPFA has delegated to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

          During the year ended August 31, 2007, the Fund had a voluntary expense limitation in place of 0.05% of the Fund’s average daily net assets.

          During the year ended August 31, 2007, the Manager waived a portion of its fee in the amount of $2,763. In addition, during the year ended August 31, 2007, the Fund was reimbursed for expenses in the amount of $124,431.

          PFPC Inc. (“PFPC”) and Boston Financial Data Services, Inc. (“BFDS”) serve as co-transfer agents for the Fund. The principal business office of PFPC is located at 4400 Computer Drive Westborough, MA 01581 and BFDS is located at 2 Heritage Drive, North Quincy, MA 02171.

          Citigroup Global Markets Inc. (“CGM”), and Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serve as co-distributors of the Fund.

          The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee calculated at an annual rate not to exceed 0.10% and 0.25% of the average daily net assets of the Fund attributable to Class I and Class Y, respectively. Distribution fees are accrued daily and paid monthly. As of August 31, 2007, the Fund had not issued any Class Y shares. For the year ended August 31, 2007 the distribution fees paid amounted to $5,526, all of which was voluntarily waived.

          Certain of the officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

10	CitiSM Institutional Enhanced Income Fund 2007 Annual Report

Notes to Financial Statements (continued)

          On July 10, 2006, a retirement plan applicable to the Fund was amended by the Board then overseeing the Fund (the “Previous Board”) to provide for the payment of certain benefits (in lieu of any other retirement payments under any previous plans) to Trustees who had not elected to retire as of April 2007. Trustees electing to receive benefits under the amended plan waived all rights to receive payments to which they were previously entitled under the plan. All of the Trustees comprising the Previous Board (and who had not elected to retire as of April 2007) elected to receive benefits under the amended plan. Each fund overseen by the Previous Board (including the Fund) paid its pro rata share (based upon asset size) of such benefits to the Trustees comprising the Previous Board. Legg Mason or its affiliates agreed to reimburse the funds an amount equal to 50% of these benefits. The Fund’s allocable share of benefits under this amendment was $182. Generally, benefits under the retirement plan are paid in quarterly installments unless the Trustee elected to receive them in a lump sum at net present value. Two former Trustees are currently receiving payments under the retirement plan.

3. Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (par value $0.00001 per share). Transactions in shares of beneficial interest for Class I were as follows:

	Year Ended August 31, 2007	Year Ended August 31, 2006

Shares sold	500,254	10,011,827
Shares issued on reinvestment	121,730	1,273,888
Shares repurchased	(16,639,470)	(31,034,139)

Net Decrease	(16,017,486)	(19,748,424)

4. Income Tax Information and Distributions to Shareholders

Subsequent to the fiscal year end, the Fund made the following distributions:

Record Date Payable Date	Class I

Daily
9/28/2007	$0.008553

          The tax character of distributions paid during the fiscal years ended August 31, was as follows:

	2007	2006

Distributions Paid From:
Ordinary Income	$296,634	$2,549,589

          As of August 31, 2007, there were no significant differences between the book and tax components of net assets.

CitiSM Institutional Enhanced Income Fund 2007 Annual Report	11

Notes to Financial Statements (continued)

          As of August 31, 2007, the Fund had the following net capital loss carryforward remaining:

Year of Expiration	Amount

8/31/2015	$(286,474)

These amounts will be available to offset any future taxable capital gains.

5. Legal Matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its then affiliates, including Smith Barney Fund Management, LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

          On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

          On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management (“CAM”), SBAM, SBFM and CGM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second

12	CitiSM Institutional Enhanced Income Fund 2007 Annual Report

Notes to Financial Statements (continued)

Amended Complaint Defendants as the Complaint. The Defendants have filed a motion to dismiss the Second Amended Complaint. It is uncertain when the court will decide the motion. No assurances can be given as to the outcome of this matter.

          Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

          Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the Securities and Exchange Commission (“SEC”) as previously described. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

          On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

          As of the date of this report, the Fund’s investment manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Fund or the ability of the Fund’s investment manager and its affiliates to continue to render services to the Fund under their respective contracts.

          On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint. The plaintiffs have the ability to appeal this order.

6. Other Matters

As previously disclosed, on September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff was considering recommending administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). On September 27, 2007, SBFM and SBAM, without admitting or denying any findings therein, consented to the entry of an order by the SEC relating to the disclosure by certain other funds that are closed-end funds of the sources of distributions paid by the funds between 2001 and 2004. Each of SBFM and SBAM agreed to pay a fine of $450,000, for which it was indemnified by Citigroup, Inc., its former parent. It is not expected that this matter will adversely impact the Fund or its current investment adviser.

* * *

          On or about May 30, 2006, John Halebian, a purported shareholder of Citi New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn,

CitiSM Institutional Enhanced Income Fund 2007 Annual Report	13

Notes to Financial Statements (continued)

Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

          The Subject Trust is also named in the complaint as a nominal defendant.

          The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

          In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, has determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also has so determined and, adopting the recommendation of the committee, has directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed a notice of appeal.

* * *

          On July 24, 2007, NYSE Regulation, Inc. (“NYSE Regulation”) and the New Jersey Bureau of Securities (“NJBS”) announced they had censured and fined CGM for failing to supervise trading of mutual fund shares and variable annuity mutual fund sub-accounts, failing to prevent deceptive market timing by certain brokers on behalf of hedge-fund customers, and failing to maintain adequate books and records during the period from January 2000 to September 2003. Under the settlement with NYSE Regulation and NJBS, CGM agreed to pay a total of $50 million in disgorgement and penalties and neither admitted nor denied guilt. CGM is a distributor of the Fund. The Fund’s investment manager believes that this settlement will not have any effect on the financial position or results of operations

14	CitiSM Institutional Enhanced Income Fund 2007 Annual Report

Notes to Financial Statements (continued)

of the Fund. The investment manager has been informed by CGM that the settlement will not affect the ability of CGM to continue to render services to the Fund under its contract.

7. Special Shareholder Meeting and Reorganization

Shareholders approved a number of initiatives designed to streamline and restructure the fund complex. These matters were implemented in early 2007. As noted in the proxy materials, Legg Mason paid for a portion of the costs related to these initiatives. The portions of the costs borne by the Fund were recognized in the period during which the expense was incurred. Such expenses relate to obtaining shareholder votes for proposals presented in the proxy, the election of board members, retirement of board members, as well as printing, mailing and soliciting proxies. The portions of these costs borne by the Fund and reflected in the Statement of Operations are deemed extraordinary and, therefore, not subject to expense limitation agreements, if applicable.

8. Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund was September 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund determined that adopting FIN 48 will not have a material impact on the Fund’s financial statements.

* * *

          On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

CitiSM Institutional Enhanced Income Fund 2007 Annual Report	15

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders
Legg Mason Partners Institutional Trust:

We have audited the accompanying statement of assets and liabilities of CitiSM Institutional Enhanced Income Fund, a series of Legg Mason Partners Institutional Trust (formerly a series of CitiFunds Institutional Trust) as of August 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CitiSM Institutional Enhanced Income Fund as of August 31, 2007, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
October 25, 2007

16	CitiSM Institutional Enhanced Income Fund 2007 Annual Report

Additional Information (unaudited)

Information about Trustees and Officers

The business and affairs of CitiSM Institutional Enhanced Income Fund (the “Fund”) are managed under the direction of the Board of Trustees of the Legg Mason Partners Institutional Trust. Information pertaining to the Trustees and Officers of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling Legg Mason Partners Shareholder Services at 1-800-451-2010.

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios In Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee

Non-Interested Trustees:
Elliott J. Berv c/o R. Jay Gerken, CFA Legg Mason & Co., LLC (“Legg Mason”) 620 Eighth Avenue New York, NY 10018 Birth Year: 1943	Trustee	Since 1989	President and Chief Executive Officer, Catalyst (consulting) (since 1984); Formerly, Chief Executive Officer, Rocket City Enterprises (media) (from 2000 to 2005); Formerly, Chief Executive Officer, Landmark City (real estate development) (from 2001to 2004); Formerly, Executive Vice President, DigiGym Systems (personal fitness systems) (from 2001to 2004); Formerly, Chief Executive Officer, Motorcity USA (Motorsport Racing) (from 2004 to 2005)	64

Board Member, American Identity Corp. (doing business as Morpheus Technologies) (biometric information management)(since 2001); Director, Lapoint Industries (industrial filter company) (since 2002); Director, Alzheimer’s Association (New England Chapter)(since 1998)

A. Benton Cocanougher c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue New York, NY 10018 Birth Year: 1938	Trustee	Since 1991	Dean Emeritus and Professor, Texas A&M University (since 2004); Formerly, Interim Chancellor, Texas A&M University System (from 2003 to 2004); Formerly, Special Advisor to the President, Texas A&M University (from 2002 to 2003)	64	None

Jane F. Dasher c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue New York, NY 10018 Birth Year: 1949	Trustee	Since 1999	Chief Financial Officer, Korsant Partners, LLC (a family investment company)	64	None

CitiSM Institutional Enhanced Income Fund	17

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios In Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee

Non-Interested Trustees:
Mark T. Finn c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue New York, NY 10018 Birth Year: 1943	Trustee	Since 1989	Adjunct Professor, College of William & Mary (since 2002); Principal/Member Balvan Partners (investment management) (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988)	64	None

Rainer Greeven c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue New York, NY 10018 Birth Year: 1936	Trustee	Since 1994	Attorney, Rainer Greeven PC; President and Director, 62nd Street East Corporation (real estate) (since 2002)	64	None

Stephen R. Gross c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue New York, NY 10018 Birth Year: 1947	Trustee	Since 1986	Chairman, HLB Gross Collins, PC (accounting and consulting firm) (since 1979); Treasurer, Coventry Limited, Inc. (Senior Living Facilities) (since 1985); Formerly, Managing Director, Fountainhead Ventures, LLC (technology accelerator) (from 1998 to 2003); Formerly, Partner, Capital investment Advisory Partners (leverage buyout consulting) (from 2000 to 2002); Formerly, Secretary, Carint N.A. (manufacturing) (from 1998 to 2002)	64

Director, Andersen Calhoun (assisted living) (since 1987); Formerly, Director, United Telesis, Inc. (telecommunications) (from 1997 to 2002); Formerly, Director ebank Financial Services, Inc. (from 1999 to 2004)

Richard E. Hanson, Jr c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue New York, NY 10018 Birth Year: 1941	Trustee	Since 1985	Retired; Formerly, Headmaster, The New Atlanta Jewish Community High School, Atlanta, Georgia (from 1996 to 2000)	64	None

Diana R. Harrington c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue New York, NY 10018 Birth Year: 1940	Trustee	Since 1992	Professor, Badson College (since 1992)	64	None

18	CitiSM Institutional Enhanced Income Fund

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios In Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee

Non-Interested Trustees:
Susan M. Heilbron c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue New York, NY 10018 Birth Year: 1945	Trustee	Since 1994	Independent Consultant (since 2001)	64	None

Susan B. Kerley c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue New York, NY 10018 Birth Year: 1951	Trustee	Since 1992	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)	64	Chairperson and Independent Board Member of Eclipse Fund, Inc. and Eclipse Funds (which trade as Mainstay Funds) (currently supervises 16 investment companies in the fund complex) (since 1991)

Alan G. Merten c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue New York, NY 10018 Birth Year: 1941	Trustee	Since 1990	President, George Mason University (since 1996)	64

Director of Cardinal Financial Corporation (since November 2006), Trustee, First Potomac Realty Trust (since 2005); Formerly, Director, Xybernaut Corporation (information technology) (from 2004 to 2006); Formerly Director, Digital Net Holdings, Inc. (from 2003 to 2004); Formerly, Director, Comshare, Inc. (information technology) (from 1985 to 2003)

R. Richardson Pettit c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue New York, NY 10018 Birth Year: 1942	Trustee	Since 1990	Formerly, Duncan Professor of Finance, University of Houston (from 1977 to 2006)	64	None

CitiSM Institutional Enhanced Income Fund	19

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios In Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee

Interested Trustee:
R. Jay Gerken, CFA*** Legg Mason 620 Eighth Avenue New York, NY 10018 Birth Year: 1951	Chairman, President and Chief Executive Officer	Since 2002	Managing Director of Legg Mason; Chairman of the Board and Trustee/Director of 150 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and its affiliates; Chairman, President and Chief Executive Officer of LMPFA (since 2006); Chairman, President and Chief Executive Officer of certain mutual funds associated with Legg Mason and its affiliates; Formerly, Chairman President and Chief Executive Officer of Travelers Investment Adviser, Inc. (“TIA”) (2002 to 2005)	133	Trustee, Consulting Group Capital Markets Funds (2002-2006).
Officers:
Frances M. Guggino Legg Mason 125 Broad Street, 10th Floor New York, NY 10004 Birth Year: 1957	Chief Financial Officer and Treasurer	Since 2004

Director of Legg Mason; Chief Financial Officer and Treasurer of certain mutual funds associated with Legg Mason; Formerly, Controller of certain mutual funds associated with Legg Mason (from 1999 to 2004)

				N/A	N/A

Ted P. Becker Legg Mason 620 Eighth Avenue New York, NY 10018 Birth Year: 1951	Chief Compliance Officer	Since 2006

Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance at Legg Mason (since 2005); Chief Compliance Officer with certain mutual funds associated with Legg Mason, LMPFA and certain affiliates (since 2006); Managing Director of Compliance at Legg Mason or its predecessor (from 2002 to 2005); Prior to 2002, Managing Director — Internal Audit & Risk Review at Citigroup, Inc.

20	CitiSM Institutional Enhanced Income Fund

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios In Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee

Officers:
John Chiota Legg Mason 300 First Stamford Place 4th Floor Stamford, CT 06902 Birth Year: 1968	Chief Anti-Money Laundering Compliance Officer	Since 2006

Vice President of Legg Mason or its predecessor (since 2004); Chief Anti-Money Laundering Compliance Officer with certain mutual funds associated with Legg Mason or its affiliates (since 2006); Prior to August 2004, Chief AML Compliance Officer with TD Waterhouse

				N/A	N/A

Thomas C. Mandia Legg Mason 300 First Stamford Place Stamford, CT 06902 Birth Year: 1962	Assistant Secretary	Since 2000

Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005); Managing Director and Deputy General Counsel for CAM (since 1992); Assistant Secretary of certain mutual funds associated with Legg Mason & Co.

				N/A	N/A

David Castano Legg Mason 125 Broad Street 10th Floor New York, NY 10004 Birth Year: 1971	Controller	Since 2007

Controller of certain mutual funds associated with Legg Mason (since 2007); Formerly, Assistant Treasurer of Lord Abbett mutual funds (from 2004 to 2006); Supervisor at UBS Global Asset Management (from 2003 to 2004); Accounting Manager at Citigroup Asset Management (prior to 2003)

				N/A	N/A

Matthew Plastina Legg Mason 125 Broad Street 10th Floor New York, NY 10004 Birth Year: 1970	Controller	Since 2007

Assistant Vice President of Legg Mason or its predecessor (since 1999); Controller of certain mutual funds associated with Legg Mason (since 2007); Formerly, Assistant Controller of certain mutual funds associated with Legg Mason (from 2002 to 2007)

				N/A	N/A

CitiSM Institutional Enhanced Income Fund	21

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios In Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee

Officers:
Robert I. Frenkel Legg Mason 300 First Stamford Place 4th Floor Stamford, CT 06902 Birth Year: 1954	Secretary and Chief Legal Officer	Since 2003

Managing Director and General Counsel of Global Mutual Funds for Legg Mason and its predecessors (since 1994); Secretary and Chief Legal Officer of mutual funds associated with Legg Mason (since 2003); Formerly, Secretary of CFM (from 2001 to 2004)

				N/A	N/A

*	Each Trustee and Officer serves until his or her successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

**	Indicates the earliest year in which the Trustee became a Board Member for a Fund in the Legg Mason Partners Fund complex.

***	Mr. Gerken is an “interested person” of the Fund as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of LMPFA and of certain of its affiliates.

22	CitiSM Institutional Enhanced Income Fund

Important Tax Information (unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended August 31, 2007.

Record Date:	Daily	Daily

Payable Date:	September 2006 through December 2006	January 2007 through August 2007

Interest From Federal Obligations	11.27%	—

          The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult with your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

The following information is applicable to non-U.S. resident shareholders:

90% of the ordinary income distributions paid monthly by the Fund represent Qualified Net Interest Income and Qualified Short-Term Gain eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

          Please retain this information for your records.

CitiSM Institutional Enhanced Income Fund	23

Schedule of Investments (August 31, 2007)
INSTITUTIONAL ENHANCED PORTFOLIO

Face Amount	Security	Value

ASSET-BACKED SECURITIES — 42.2%
Home Equity — 40.0%
$910,064	American Home Mortgage Investment Trust, Series 2005-02, Class 5A2, 5.655% due 9/25/07 (a)	$908,332
1,294,605	Ameriquest Mortgage Securities Inc., Series 2005-R3, Class A1B, 5.765% due 9/25/07 (a)	1,261,347
257,378	Argent Securities Inc., Series 2006-W4, Class A2A, 5.565% due 9/25/07 (a)	256,961
1,438,171	Bayview Financial Asset Trust, Series 2007-SR1A, Class A, 5.955% due 9/25/07 (a)(b)	1,438,171
1,875,446	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-06, Class 2A2, 5.795% due 9/25/07 (a)	1,854,967
602,587	Countrywide Asset-Backed Certificates, Series 2005-11, Class AF1, 5.504% due 9/25/07 (a)	601,699
722,806	Countrywide Home Equity Loan Trust, Series 2005-L, Class A, 5.831% due 9/15/07 (a)	709,977
1,880,204	FBR Securitization Trust, Series 2005-01, Class A2, 5.745% due 9/29/07 (a)	1,865,376
247,654	First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF10, Class A2, 5.904% due 9/25/07 (a)	246,589
1,125,000	GMAC Mortgage Corp. Loan Trust, Series 2006-HE1, Class A, 5.715% due 9/25/07 (a)	1,102,105
1,079,274	Indymac Home Equity Loan Asset-Backed Trust, Series 2006-H1, Class A, 5.675% due 9/25/07 (a)	1,059,341
262,065	IXIS Real Estate Capital Trust, Series 2006-HE1, Class A1, 5.595% due 9/25/07 (a)	261,903
397,740	Novastar Home Equity Loan, Series 2003-02, Class A1, 5.810% due 9/25/07 (a)	388,486
52,397	Popular ABS Mortgage Pass-Through Trust, Series 2004-04, Class AF1, 5.755% due 9/25/07 (a)	52,367
	RAAC:
1,237,057	Series 2006-RP2, Class A, 5.755% due 9/25/07 (a)(b)	1,191,231
1,604,441	Series 2006-RP3, Class A, 5.775% due 9/25/07 (a)(b)	1,561,398
	SACO I Trust:
131,929	Series 2005-WM2, Class A1, 5.785% due 9/25/07 (a)	131,797
2,060,203	Series 2006-05, Class 1A, 5.655% due 9/25/07 (a)	1,759,503
1,791,764	Series 2006-07, Class A1, 5.635% due 9/25/07 (a)	1,564,117
78,343	Specialty Underwriting & Residential Finance, Series 2003-BC3, Class A, 5.855% due 9/25/07 (a)	75,772
495,360	Structured Asset Investment Loan Trust, Series 2004-08, Class A8, 6.005% due 9/25/07 (a)	473,536
826,277	Truman Capital Mortgage Loan Trust, Series 2005-01, Class A, 5.935% due 9/25/07 (a)(b)	760,175
1,613,658	Wachovia Asset Securitization Inc., Series 2002-HE2, Class A, 5.750% due 9/25/07 (a)	1,595,142

	Total Home Equity	21,120,292

Automobiles — 2.2%
737,735	Drivetime Auto Owner Trust, Series 2006-A, Class A2, 5.422% due 9/14/07 (a)(b)	737,043
400,000	Hertz Vehicle Financing LLC, Series 2005-2A, Class A3, 5.705% due 9/25/07 (a)(b)	399,932

	Total Automobiles	1,136,975

	TOTAL ASSET-BACKED SECURITIES (Cost — $23,131,402)	22,257,267

See Notes to Financial Statements.

24	Institutional Enhanced Portfolio 2007 Annual Report

Schedule of Investments (August 31, 2007) (continued)

Face Amount	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 37.7%
$2,367,389	American Home Mortgage Assets, Series 2006-04, Class 1A12, 5.530% due 9/25/07 (a)	$2,295,138
367,187	American Home Mortgage Investment Trust, Series 2005-03, Class 3A2, 5.685% due 9/25/07 (a)	367,113
786,079	Banc of America Mortgage Securities, Series 2003-01, Class 1A5, 5.750% due 9/25/07	786,073
	Countrywide Alternative Loan Trust:
114,574	Series 2004-J13, Class 1A1, 5.805% due 9/25/07 (a)	113,890
642,537	Series 2005-24, Class 1A1, 6.315% due 9/04/07 (a)	629,765
968,921	Series 2005-24, Class 4A1, 5.7675% due 9/20/07 (a)	949,275
734,305	Series 2006-OA01, Class 1A1, 5.7475% due 9/20/07 (a)	715,607
773,465	Series 2006-OA02, Class A5, 5.7675% due 9/20/07 (a)	760,500
4,632	Series 2006-OA17, Class 2A1, 5.793% due 9/04/07 (a)	4,631
1,012,251	IMPAC CMB Trust, Series 2004-04, Class 1A1, 5.825% due 9/25/07 (a)	1,012,182
	Indymac Index Mortgage Loan Trust:
892,689	Series 2004-AR5, Class 2A1A, 5.935% due 9/25/07 (a)	877,362
1,276,588	Series 2005-AR02, Class 2A2A, 5.845% due 9/25/07 (a)	1,235,007
1,168,993	Series 2005-AR10, Class A1, 5.765% due 9/25/07 (a)	1,148,586
775,120	Lehman XS Trust, Series 2006-04N, Class A2A, 5.725% due 9/25/07 (a)	758,009
	Residential Accredit Loans Inc.:
1,338,023	Series 2003-QA1, Class A1, 5.845% due 9/25/07 (a)	1,333,667
286,717	Series 2006-QO5, Class 3A1, 5.575% due 9/25/07 (a)	286,323
890,790	Residential Funding Mortgage Securities II Inc., Series 2006-HI1, Class A1, 5.430% due 9/25/07 (a)	883,807
1,215,256	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-10, Class A1, 5.705% due 9/25/07 (a)	1,187,395
884,219	Structured Asset Mortgage Investments Inc., Series 2005-AR7, Class 1A1, 7.650% due 9/25/07 (a)	897,851
	Thornburg Mortgage Securities Trust, Series 2006-03:
932,724	Class A2, 5.610% due 9/25/07 (a)	926,804
691,753	Class A3, 5.615% due 9/25/07 (a)	687,225
	Washington Mutual Inc.:
784,084	Series 2005-AR13, Class A1A1, 5.795% due 9/25/07 (a)	769,575
616,747	Series 2005-AR15, Class A1A1, 5.765% due 9/25/07 (a)	599,993
704,000	WMALT Mortgage Pass-Through Certificates, Series 2006-AR1, Class A1A, 5.755% due 9/25/07 (a)	686,902

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $20,251,249)	19,912,680

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $43,382,651)	42,169,947

See Notes to Financial Statements.

Institutional Enhanced Portfolio 2007 Annual Report	25

Schedule of Investments (August 31, 2007) (continued)

Face Amount	Security	Value

SHORT-TERM INVESTMENTS — 20.0%
Commercial Paper — 7.5%
$2,000,000	Abbey National NA LLC, 5.316% due 9/4/07 (c)	$1,999,115
2,000,000	UBS Finance Delaware LLC, 5.535% due 9/24/07 (c)	1,992,972

	Total Commercial Paper	3,992,087

Corporate Bond & Note — 9.5%
5,000,000	Steers CLN, Series 2007-1, 5.390% due 9/29/07 (a)(b)	5,000,000

Time Deposit — 3.0%
1,567,000	Rabobank International Grand Cayman, 5.313% due 9/4/07	1,567,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $10,559,087)	10,559,087

	TOTAL INVESTMENTS — 99.9% (Cost — $53,941,738#)	52,729,034
	Other Assets in Excess of Liabilities — 0.1%	63,707

	TOTAL NET ASSETS — 100.0%	$52,792,741

(a)	Variable rate security. Interest rate disclosed is that which is in effect at August 31, 2007.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

26	Institutional Enhanced Portfolio 2007 Annual Report

Institutional Enhanced Portfolio

Statement of Assets and Liabilities (August 31, 2007)

ASSETS:
Investments, at value (Cost — $53,941,738)	$52,729,034
Cash	1,838
Interest receivable	97,673

Total Assets	52,828,545

LIABILITIES:
Trustees’ fees payable	1,644
Accrued expenses	34,160

Total Liabilities	35,804

Total Net Assets	$52,792,741

REPRESENTED BY:
Paid-in capital	$52,792,741

See Notes to Financial Statements.

Institutional Enhanced Portfolio 2007 Annual Report	27

Institutional Enhanced Portfolio

Statement of Operations (For the year ended August 31, 2007)

INVESTMENT INCOME:
Interest (Note 1)	$14,727,629

EXPENSES:
Investment management fee (Note 2)	269,196
Legal fees	37,825
Audit and tax	25,300
Trustees’ fees (Notes 2 and 7)	16,954
Custody and fund accounting fees	6,975
Miscellaneous expenses	441

Total Expenses	356,691
Less: Fee waivers and/or expense reimbursements (Notes 2 and 7)	(221,190)
Fees paid indirectly (Note 1)	(475)

Net Expenses	135,026

Net Investment Income	14,592,603

REALIZED AND UNREALIZED LOSS ON INVESTMENTS (NOTES 1 AND 3):
Net Realized Loss From Investment Transactions	(342,082)
Change in Net Unrealized Appreciation/Depreciation From Investments	(1,139,935)

Net Loss on Investments	(1,482,017)

Increase in Net Assets From Operations	$13,110,586

See Notes to Financial Statements.

28	Institutional Enhanced Portfolio 2007 Annual Report

Institutional Enhanced Portfolio

Statements of Changes in Net Assets (For the years ended August 31,)

	2007	2006

OPERATIONS:
Net investment income	$14,592,603	$14,093,272
Net realized loss	(342,082)	(1,055,683)
Change in net unrealized appreciation/depreciation	(1,139,935)	218,116

Increase in Net Assets From Operations	13,110,586	13,255,705

CAPITAL TRANSACTIONS:
Proceeds from contributions	830,033,032	551,485,782
Value of withdrawals	(995,732,586)	(929,400,987)

Decrease in Net Assets From Capital Transactions	(165,699,554)	(377,915,205)

Decrease in Net Assets	(152,588,968)	(364,659,500)
NET ASSETS:
Beginning of year	205,381,709	570,041,209

End of year	$52,792,741	$205,381,709

See Notes to Financial Statements.

Institutional Enhanced Portfolio 2007 Annual Report	29

Institutional Enhanced Portfolio

Financial Highlights

For a share of beneficial interest outstanding throughout the years ended August 31, unless otherwise noted:

	2007		2006	2005	2004	2003	(1)

Net Assets, End of Year (000s)	$52,793		$205,382	$570,041	$3,996	$12,928

Total Return(2)	3.47%		4.07%	2.76%	1.32%	0.69%

Ratios to Average Net Assets:
Gross expenses	0.13	%(7)	0.14%	0.17%	1.15%	1.03	%(3)
Net expenses(4)(5)	0.05	(6)(7)	0.05 (6)	0.05 (6)	0.10	0.10	(3)
Net investment income	5.42		4.30	3.23	1.18	1.28	(3)

Portfolio Turnover Rate	201%		208%	124%	56%	228%

(1)	For the period March 11, 2003 (commencement of operations) to August 31, 2003.

(2)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(3)	Annualized.

(4)	Reflects fee waivers and/or expense reimbursements.

(5)	There was no impact to the expense ratio as a result of fees paid indirectly.

(6)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of shares will not exceed 0.05%.

(7)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.13% and 0.05%, respectively.

See Notes to Financial Statements.

30	Institutional Enhanced Portfolio 2007 Annual Report

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Institutional Enhanced Portfolio (the “Portfolio”) is a separate diversified series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At August 31, 2007, all investors in the Portfolio were funds advised or administered by the manager of the fund and/or its affiliates. Prior to April 16, 2007, the Portfolio was a separate diversified series of Institutional Portfolio, a Massachusetts business trust, registered under the 1940 Act as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York.

          The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

          (a) Investment Valuation. Short-term obligation instruments with less than 60 days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. Debt securities are valued on the basis of valuations furnished by a pricing service which utilizes both dealer-supplied valuations and electronic data processing techniques.

           (b) Interest Income and Expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the Manager.

          (c) Income Taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of the subchapter M of the Internal Revenue Code.

          (d) Fees Paid Indirectly. The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

          (e) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

Institutional Enhanced Portfolio 2007 Annual Report	31

Notes to Financial Statements (continued)

2. Investment Management Agreement and Other Transactions with Affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

          Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

          LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

          During the year ended August 31, 2007, the Portfolio had a voluntary expense limitation in place of 0.05% of the Portfolio’s average daily net assets.

          During the year ended August 31, 2007, the Portfolio was reimbursed expenses amounting to $221,190.

          On July 10, 2006, a retirement plan applicable to the Portfolio was amended by the Board then overseeing the Portfolio (the “Previous Board”) to provide for the payment of certain benefits (in lieu of any other retirement payments under any previous plans) to Trustees who had not elected to retire as of April 2007. Trustees electing to receive benefits under the amended plan waived all rights to receive payments to which they were previously entitled under the plan. All of the Trustees comprising the Previous Board (and who had not elected to retire as of April 2007) elected to receive benefits under the amended plan. Each fund overseen by the Previous Board (including the Portfolio) paid its pro rata share (based upon asset size) of such benefits to the Trustees comprising the Previous Board. Legg Mason or its affiliates agreed to reimburse the funds an amount equal to 50% of these benefits. The Portfolio’s allocable share of benefits under this amendment was $811. Generally, benefits under the retirement plan are paid in quarterly installments unless the Trustee elected to receive them in a lump sum at net present value. Two former Trustees are currently receiving payments under the retirement plan.

          Certain of the officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

At August 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$7,248
Gross unrealized depreciation	(1,219,952)

Net unrealized depreciation	$(1,212,704)

32	Institutional Enhanced Portfolio 2007 Annual Report

Notes to Financial Statements (continued)

4. Federal Income Tax Basis of Investment Securities

The tax cost on investment securities owned at August 31, 2007, for federal income tax purposes, amounted to $53,941,738.

5. Legal Matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”) and a number of its then affiliates, including Smith Barney Fund Management, LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

          On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

          On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management (“CAM”), SBAM, SBFM and CGM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint. The Defendants have filed a motion to dismiss the Second Amended Complaint. It is uncertain when the court will decide the motion. No assurances can be given as to the outcome of this matter.

Institutional Enhanced Portfolio 2007 Annual Report	33

Notes to Financial Statements (continued)

          Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

          Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the Securities and Exchange Commission (“SEC”) as previously described. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

          On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

          As of the date of this report, the Portfolio’s investment manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Portfolio or the ability of the Portfolio’s investment manager and its affiliates to continue to render services to the Portfolio under their respective contracts.

          On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint. The plaintiffs have the ability to appeal this order.

6. Other Matters

As previously disclosed, on September 16, 2005, the staff of the SEC informed SBFM and SBAM, that the staff was considering recommending administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). On September 27, 2007, SBFM and SBAM, without admitting or denying any findings therein, consented to the entry of an order by the SEC relating to the disclosure by certain other funds that are closed-end funds of the sources of distributions paid by the funds between 2001 and 2004. Each of SBFM and SBAM agreed to pay a fine of $450,000, for which it was indemnified by Citigroup, Inc., its former parent. It is not expected that this matter will adversely impact the Portfolio or its current investment adviser.

* * *

          On or about May 30, 2006, John Halebian, a purported shareholder of Citi New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

          The Subject Trust is also named in the complaint as a nominal defendant.

34	Institutional Enhanced Portfolio 2007 Annual Report

Notes to Financial Statements (continued)

          The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

          In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, has determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also has so determined and, adopting the recommendation of the committee, has directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed a notice of appeal.

* * *

          On July 24, 2007, NYSE Regulation, Inc. (“NYSE Regulation”) and the New Jersey Bureau of Securities (“NJBS”) announced they had censured and fined CGM for failing to supervise trading of mutual fund shares and variable annuity mutual fund sub-accounts, failing to prevent deceptive market timing by certain brokers on behalf of hedge-fund customers, and failing to maintain adequate books and records during the period from January 2000 to September 2003. Under the settlement with NYSE Regulation and NJBS, CGM agreed to pay a total of $50 million in disgorgement and penalties and neither admitted nor denied guilt. CGM is a distributor of the Funds. The Portfolio’s investment manager believes that this settlement will not have any effect on the financial position or results of operations of the Portfolio. The investment manager has been informed by CGM that the settlement will not affect the ability of CGM to continue to render services to the Portfolio under its contract.

Institutional Enhanced Portfolio 2007 Annual Report	35

Notes to Financial Statements (continued)

7. Special Investor Meeting and Reorganization

Investors of the Portfolio approved a number of initiatives designed to streamline and restructure the fund complex. These matters were implemented in early 2007. As noted in the proxy materials, Legg Mason paid for a portion of the costs related to these initiatives. The portions of the costs borne by the Portfolio were recognized in the period during which the expense was incurred. Such expenses relate to obtaining investor votes for proposals presented in the proxy, the election of board members and retirement of board members. The portions of these costs borne by the Portfolio and reflected in the Statement of Operations are deemed extraordinary and, therefore, not subject to expense limitation agreements, if applicable.

8. Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Portfolio was September 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Portfolio has determined that adopting FIN 48 will not have a material impact on the Portfolio’s financial statements.

* * *

          On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

36	Institutional Enhanced Portfolio 2007 Annual Report

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Investors
Master Portfolio Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Institutional Enhanced Portfolio, a series of Master Portfolio Trust (formerly a series of Institutional Portfolio) as of August 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Institutional Enhanced Portfolio as of August 31, 2007, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
October 25, 2007

Institutional Enhanced Portfolio 2007 Annual Report	37

Additional Information (unaudited)

Information about the Trustees and Officers of the Portfolio can be found on pages 17 through 22 of this report.

38	Institutional Enhanced Portfolio

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Citi SM Institutional Enhanced Income Fund

TRUSTEES
Elliott J. Berv
A. Benton Cocanougher
Jane F. Dasher
Mark T. Finn
R. Jay Gerken, CFA
   Chairman
Rainer Greeven
Stephen R. Gross
Richard E. Hanson, Jr.
Diana R. Harrington
Susan M. Heilbron
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

INVESTMENT MANAGER
(OF INSTITUTIONAL
ENHANCED PORTFOLIO)
Legg Mason Partners
Fund Advisor, LLC

SUBADVISER
Western Asset Management Company

DISTRIBUTORS
Citigroup Global Markets Inc.
Legg Mason Investor Services, LLC

TRANSFER AGENTS
Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, MA 02171

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581

CUSTODIAN
State Street Bank and Trust Company

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
345 Park Avenue
New York, NY 10154

This report is submitted
for the general information
of the shareholders of
CitiSM Institutional
Enhanced Income Fund.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

©2007 Legg Mason Investor
Services, LLC
Member FINRA, SIPC

FDXX010346 10/07  SR07-437

CitiSM Institutional Enhanced
Income Fund

The Fund is a separate investment Fund of Legg Mason Partners
Institutional Trust, a Maryland business trust.

CITI INSTITUTIONAL ENHANCED INCOME FUND
125 Broad Street
10th Floor, MF-2
New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ending June 30th of each year and a description of the policies and procedures that the fund uses to determine how to vote proxies related to portfolio transactions is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on each Fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov.

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross the Chairman of the Board’s Audit Committee and Jane F. Dasher, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending August 31, 2006 and August 31, 2007 (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $72,500 in 2006 and $77,200 in 2007.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $912 in 2006 and $18,000 in 2007. These services consisted of procedures performed in connections with the Resignation of PwC as the Registrant’s principal accountant were rendered in 2006 and the services consisting of procedures performed in connection with the Re-domiciliation of the various reviews of the Prospectus, Supplements, and Consent Issuances related to the N-1A filings for the LMP Funds were rendered in 2007.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Legg Mason Partners Institutional Trust (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Periods (prior to May 6, 2003 services provided by the Auditor were not required to be pre-approved).

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $1,763 in 2006 and $19,400 in 2007. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item for the Legg Mason Partners Institutional Trust (formerly known as CitiFunds Institutional Trust).

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Institutional Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Institutional Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 0% for 2006 and 2007; Tax Fees were 100% and 0% for 2006 and 2007; and Other Fees were 100% and 0% for 2006 and 2007.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Institutional Trust and LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Institutional Trust during the reporting period were $0 in 2007.

(h) Yes. Legg Mason Partners Institutional Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant's independence. All services provided by the Auditor to the Legg Mason Partners Institutional Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a) The entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Elliott J. Berv
A. Benton Cocanougher
Jane F. Dasher
Mark T. Finn
Rainer N. K. Greeven
Stephen R. Gross
Richard E. Hanson, Jr.
Diana R. Harrington
Susan M. Heilbron
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

b) Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Institutional Trust

Date:	November 7, 2007

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Institutional Trust

Date:	November 7, 2007

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer of
Legg Mason Partners Institutional Trust

Date:	November 7, 2007